Note 2 - Securities - Amortized Cost and Fair Value of Available for Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt securities available-for-sale, amortized cost	$ 121,654	$ 123,210
Debt securities available-for-sale, gross unrealized gains	54	266
Debt securities available-for-sale, gross unrealized losses	(5,655)	(5,037)
Debt securities available-for-sale, at fair value	116,053	118,439
US Treasury Securities [Member]
Debt securities available-for-sale, amortized cost	2,194	3,414
Debt securities available-for-sale, gross unrealized gains	9	36
Debt securities available-for-sale, gross unrealized losses	(1)	(9)
Debt securities available-for-sale, at fair value	2,202	3,441
US Government Agencies Debt Securities [Member]
Debt securities available-for-sale, amortized cost	25,865	22,682
Debt securities available-for-sale, gross unrealized gains	11	62
Debt securities available-for-sale, gross unrealized losses	(427)	(632)
Debt securities available-for-sale, at fair value	25,449	22,112
Taxable Municipal Notes [Member]
Debt securities available-for-sale, amortized cost	6,142	7,930
Debt securities available-for-sale, gross unrealized gains	0	0
Debt securities available-for-sale, gross unrealized losses	(511)	(742)
Debt securities available-for-sale, at fair value	5,631	7,188
Nontaxable Municipal Notes [Member]
Debt securities available-for-sale, amortized cost	55,696	58,750
Debt securities available-for-sale, gross unrealized gains	3	26
Debt securities available-for-sale, gross unrealized losses	(3,903)	(2,608)
Debt securities available-for-sale, at fair value	51,796	56,168
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Debt securities available-for-sale, amortized cost	27,723	25,377
Debt securities available-for-sale, gross unrealized gains	31	142
Debt securities available-for-sale, gross unrealized losses	(656)	(700)
Debt securities available-for-sale, at fair value	27,098	24,819
Corporate Debt Securities [Member]
Debt securities available-for-sale, amortized cost	4,034	5,057
Debt securities available-for-sale, gross unrealized gains	0	0
Debt securities available-for-sale, gross unrealized losses	(157)	(346)
Debt securities available-for-sale, at fair value	$ 3,877	$ 4,711